Metropolitan Life Insurance Company
200 Park Avenue
New York, NY  10166


                                                     March 4, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

         Re:      New England Variable Annuity Fund I
                  File No. 811-1930

Commissioners:

        Annual Reports dated December 31, 2004 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the New England Variable Annuity Fund I of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 002-80751.

                                                     Sincerely,

                                                     /s/ Michele H. Abate


                                                     Michele H. Abate